Derivative financial instruments and Short positions (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments And Short Positions
Summary of Trading Derivative and Used as Hedge

	2022	2021	2020	2020	2020

Assets			Original	Adjustment	Rectified
Swap Differentials Receivable	13,815,247	7,641,355	14,729,642	-	14,729,642
Option Premiums to Exercise	1,419,279	1,385,889	4,974,618	-	4,974,618
Forward Contracts and Others	6,741,298	12,112,679	9,166,360	(2,623,106)	6,543,254
Total	21,975,824	21,139,923	28,870,620	(2,623,106)	26,247,514

Liabilities
Swap Differentials Payable	11,212,030	8,538,705	18,327,611	-	18,327,611
Option Premiums Launched	1,894,522	2,256,244	4,926,994	-	4,926,994
Forward Contracts and Others	5,592,773	13,824,032	8,725,333	(2,623,106)	6,102,227
Total	18,699,325	24,618,981	31,979,938	(2,623,106)	29,356,832

Summary by Category

Trading	2022			2021			2020

	Notional	Curve Value	Fair Value	Notional (1)	Curve Value	Fair Value	Notional (1)	Curve Value	Fair Value
Swap	779,023,280	(3,682,261)	2,603,217	837,762,019	(1,804,744)	(897,350)	398,925,842	(3,076,947)	(3,597,969)
Assets	393,351,898	11,857,946	13,815,247	418,137,448	13,162,674	7,641,355	278,752,387	6,249,519	14,729,642
CDI (Interbank Deposit Rates)	85,498,232	3,624,970	5,069,441	66,837,268	318,541	(778,177)	41,316,315	326,586	3,010,880
Fixed Interest Rate - Real	186,961,127	772,985	4,902,157	231,741,021	9,269,271	6,412,471	54,159,848	4,013,563	9,607,342
Indexed to Price and Interest Rates	182,645	22,536	14,225	2,089,110	-	(234,488)	5,124,411	-	-
Foreign Currency	116,577,474	1,292,203	4,764,609	91,837,446	799,550	2,003,728	178,076,136	959,322	1,039,529
Others	4,132,420	145,252	(935,185)	25,632,603	2,775,313	237,822	75,676	950,048	1,071,891
Liabilities	385,671,382	(15,540,207)	(11,212,030)	419,624,571	(14,967,418)	(8,538,705)	120,173,455	(9,326,465)	(18,327,611)
CDI (Interbank Deposit Rates)	79,217,799	(4,057,095)	(4,363,542)	321,402,883	(4,171,481)	(12,327,484)	33,239,801	(6,911,748)	(13,693,733)
Fixed Interest Rate - Real	210,472,552	(8,512,023)	(4,347,433)	48,874,762	(6,760,576)	2,467,425	45,088,689	(2,183,507)	(2,772,479)
Indexed to Price and Interest Rates	626,129	(166,138)	(87,692)	22,827,336	-	(728,677)	33,026,692	-	(450,958)
Foreign Currency	91,303,383	(2,804,302)	(3,494,263)	887,129	(28,407)	2,287,852	6,636,885	(25)	153,695
Others	4,051,519	(649)	1,080,900	25,632,461	(4,006,955)	(237,822)	2,181,388	(231,186)	(1,564,135)
Options	1,150,540,616	(877,100)	(475,243)	1,130,172,099	(595,345)	(870,355)	2,043,286,085	(282,110)	47,624
Purchased Position	600,275,162	2,243,354	1,419,279	564,829,758	1,240,879	1,385,889	1,006,266,897	1,869,806	4,974,618
Call Option - US Dollar	10,629,479	440,097	214,722	9,898,179	271,464	382,237	1,188,387	47,898	39,202
Put Option - US Dollar	4,474,015	122,896	124,163	4,094,316	140,280	187,123	1,948,673	79,019	109,075
Call Option - Other	94,414,288	674,574	577,487	31,248,540	459,995	510,977	134,761,947	558,794	1,093,583
Interbank Market	92,324,275	608,913	555,707	28,499,055	444,446	495,214	101,421,659	557,167	556,039
Others (2)	2,090,013	65,661	21,780	2,749,485	15,549	15,763	33,340,288	1,627	537,544
Put Option - Other	490,757,380	1,005,787	502,907	519,588,723	369,140	305,553	868,367,889	1,184,095	3,732,758
Interbank Market	490,535,950	980,433	480,682	519,588,723	369,140	305,553	864,852,555	1,183,630	3,729,297
Others (2)	221,430	25,354	22,225	-	-	-	3,515,334	464	3,461

Sold Position	550,265,454	(3,120,454)	(1,894,522)	565,342,341	(1,836,224)	(2,256,244)	1,037,019,188	(2,151,915)	(4,926,994)
Call Option - US Dollar	6,763,742	(292,212)	(165,919)	4,111,016	(170,553)	(152,348)	1,537,670	(70,201)	699,243
Put Option - US Dollar	8,885,700	(409,758)	(508,584)	4,017,161	(348,715)	(287,825)	2,315,919	(137,061)	(192,335)
Call Option - Other	42,840,737	(1,590,130)	(821,508)	33,383,234	(719,460)	(872,335)	130,919,394	(588,023)	(453,919)
Interbank Market	33,377,728	(575,451)	(349,710)	31,730,928	(713,773)	(858,586)	120,156,285	(566,813)	(464,405)
Others (2)	9,463,009	(1,014,679)	(471,798)	1,652,305	(5,687)	(13,749)	10,763,109	(21,210)	10,486
Put Option - Other	491,775,275	(828,354)	(398,511)	523,830,930	(597,497)	(943,736)	902,246,206	(1,356,630)	(4,979,984)
Interbank Market	491,596,383	(804,467)	(378,608)	523,830,930	(597,497)	(943,736)	869,328,317	(1,350,314)	(4,597,427)
Others (2)	178,892	(23,887)	(19,903)	-	-	-	32,917,888	(6,316)	(382,557)
Futures Contracts	278,348,786	-	-	287,984,278	-	-	270,258,566	-	-
Purchased Position	254,505,429	-	-	148,237,279	-	-	110,275,866	-	-
Exchange Coupon (DDI)	77,727,137	-	-	85,931,389	-	-	12,438,695	-	-
Interest Rates (DI1 and DIA)	148,713,860	-	-	28,491,764	-	-	97,837,171	-	-
Foreign Currency	27,444,003	-	-	33,797,350	-	-	-	-	-
Indexes (3)	482,394	-	-	16,776	-	-	-	-	-
Others	138,035	-	-	-	-	-	-	-	-
Sold Position	23,843,357	-	-	139,746,999	-	-	159,982,699	-	-
Exchange Coupon (DDI)	17,259,936	-	-	60,606,204	-	-	73,114,014	-	-
Interest Rates (DI1 and DIA)	3,337,596	-	-	53,267,620	-	-	67,958,767	-	-
Foreign Currency	1,327,928	-	-	25,678,296	-	-	18,653,658	-	-
Indexes (3)	1,787,973	-	-	194,879	-	-	256,261	-	-
Treasury Bonds/Notes	129,924	-	-	-	-	-	-	-	-
Forward Contracts and Others	152,669,932	1,394,796	1,148,525	167,611,313	2,836,843	(1,711,353)	165,663,806	2,693,759	441,028
Purchased Commitment	93,143,116	2,292,188	6,741,298	93,097,212	5,345,415	12,112,679	96,309,648	1,370,654	6,543,254
Currencies	72,849,455	1,938,956	6,426,685	83,752,185	2,738,485	8,501,934	87,254,202	1,370,654	5,026,566
Others	20,293,661	353,232	314,613	9,345,027	2,606,930	3,610,745	9,055,447	-	1,516,688
Sold Commitment	59,526,816	(897,392)	(5,592,773)	74,514,101	(2,508,572)	(13,824,032)	69,354,158	1,323,105	(6,102,227)
Currencies	53,574,925	(847,425)	(6,490,282)	71,611,500	(1,141,826)	(11,932,009)	64,986,757	1,323,328	(4,846,929)
Others	5,951,891	(49,967)	897,509	2,902,602	(1,366,746)	(1,892,023)	4,367,401	(223)	(1,255,298)
(1)	Nominal value of updated contracts.
(2)	Includes index options, primarily options involving US Treasury, stocks and stock indices.
(3)	Includes Bovespa and S&P indices.

Schedule of Derivatives Financial Instruments by Counterparty

Notional				2022
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	38,910,036	250,925,646	103,516,216	393,351,898
Options	69,919,242	742,316	1,079,879,058	1,150,540,616
Futures Contracts	1,525,199	-	276,823,587	278,348,786
Forward Contracts and Others	61,719,539	72,055,923	18,894,470	152,669,932
(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2021	2020
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
Swap	152,650,125	233,667,783	31,819,540	418,137,448	278,752,387
Options	1,127,446,708	1,641,361	1,084,030	1,130,172,099	2,043,286,085
Futures Contracts	287,984,278	-	-	287,984,278	270,258,566
Forward Contracts and Others	70,457,399	96,857,222	296,692	167,611,313	163,040,700
(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.

Schedule of Derivatives Financial Instruments by Maturity

Notional				2022
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	45,216,039	55,756,566	292,379,293	393,351,898
Options	632,690,834	392,814,885	125,034,897	1,150,540,616
Futures Contracts	199,359,807	22,626,385	56,362,594	278,348,786
Forward Contracts and Others	76,955,710	44,449,708	31,264,514	152,669,932

Notional				2021	2020
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
Swap	30,501,795	99,817,727	287,817,926	418,137,448	278,752,387
Options	749,406,698	128,500,299	252,265,102	1,130,172,099	2,043,286,084
Futures Contracts	167,320,563	45,239,639	75,424,076	287,984,278	270,258,566
Forward Contracts and Others	72,761,669	67,060,436	27,789,208	167,611,313	163,040,700

Schedule of Derivatives by Market Trading

Notional	Stock Exchange (1)	Over the Counter	2022
			Total
Swap	45,837,011	347,514,887	393,351,898
Options	1,076,649,948	73,890,668	1,150,540,616
Futures Contracts	278,348,786	-	278,348,786
Forward Contracts and Others	6,790,867	145,879,065	152,669,932
(1)	Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2021	2020
			Total	Total
Swap	111,418,682	306,718,767	418,137,448	278,752,387
Options	1,094,484,434	35,687,665	1,130,172,099	2,043,286,084
Futures Contracts	287,984,278	-	287,984,278	270,258,566
Forward Contracts and Others	7,108,898	160,502,415	167,611,313	163,040,700
(1)	Includes trades with B3 S.A.

Schedule of calculation of Required Stockholders' Equity

	2022		2021		2020

	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap
Credit Swaps	3,725,358	7,831,108	3,984,392	-	3,483,628	519,670
Total	3,725,358	7,831,108	3,984,392	-	3,483,628	519,670

Schedule of credit event related to triggering events

		2022		2021		2020
Maximum Potential for Future Payments - Gross	Over 12 Months	Total	Over 12 Months	Total	Over 12 Months	Total
Per Instrument
CDS	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Total	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Per Risk Classification
Below Investment Grade	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Total	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Per Reference Entity
Brazilian Government	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298
Total	11,556,466	11,556,466	3,984,392	3,984,392	4,003,298	4,003,298

Schedule of Attributable to the type of risk being hedged

	2022		2021		2020
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	-	-	3,756,394	-	(2,183,841)	-
Trade Finance Off	(189)	-	728	-	(5,092)	-
Total	(189)	-	3,757,122	-	(2,188,933)	-

Schedule of Hedge Instruments

						12/31/2022
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	437,702	48,140	485,842	461,499	(24,687)	436,812
Credit Operations Hedge	437,702	48,140	485,842	461,499	(24,687)	436,812
Hedge of Securities	-	-	-	-	-	-
Future Contracts	75,057,601	3,862,299	78,919,900	75,953,237	1,729,350	77,682,587
Credit Operations Hedge	11,451,502	686,249	12,137,751	10,529,915	3,067,594	13,597,509
Hedge of Securities	3,971,751	-	3,971,751	3,787,939	(609,013)	3,178,926
Funding Hedge	59,634,348	3,176,050	62,810,398	61,635,383	(729,231)	60,906,152

						12/31/2021
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	84,767	(2,204)	82,563	84,937	3,175	88,112
Credit Operations Hedge	84,767	(2,204)	82,563	84,937	3,175	88,112
Future Contracts	41,437,967	(7,913)	41,430,054	46,351,128	(2,031,108)	44,320,021
Credit Operations Hedge	2,850,589	(14,439)	2,836,150	2,738,830	15,685	2,754,515
Hedge of Securities	38,587,378	6,527	38,593,904	43,612,299	(2,046,793)	41,565,506

						12/31/2020
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Future Contracts	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727
Hedge of Securities	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727
(*)	The Bank has market risk hedging strategies, the objects of which are assets in its portfolio, which is why we demonstrate the liability position of the respective instruments. For structures whose instruments are futures, we show the calculated daily adjustment balance, recorded in a memorandum account.

Schedule of Hedge Structure - Cash Flow

	2022		2021		2020
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	-	-	-	-	14,666	-
Trade Finance Off	(72,624)	-	(236,630)	-	58,088	-
Government Securities (LFT)	(984,396)	-	(982,648)	-	727,437	-
CDB	(536,935)	-	402,779	-	-	-
Total	(1,593,955)	-	(816,500)	-	800,190	-

Schedule of Hedge Instruments / Hedge Object

					12/31/2022

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Market Value	Value	Value	Value
Future Contracts	42,617,519	403,700	43,021,219	42,568,476	2,611,153	45,179,629
Credit Operations Hedge	14,039,535	54,882	14,094,417	12,251,307	2,647,973	14,899,280
Hedge of Securities	17,126,826	348,474	17,475,300	18,375,905	1,912,343	20,288,248
Funding Hedge	11,451,158	344	11,451,502	11,941,264	(1,949,163)	9,992,101

					12/31/2021

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Market Value	Value	Value	Value
Swap Contracts	110,932,644	(616,062)	110,316,582	128,673,067	(8,912,769)	119,760,298
Credit Operations Hedge	28,542,862	(577,845)	27,965,018	28,659,545	1,508,397	30,167,942
Hedge of Securities	71,320,781	(26)	71,320,756	89,837,000	(10,543,430)	79,293,570
Hedge of Securities	11,069,000	(38,191)	11,030,809	10,176,522	122,264	10,298,786

			12/31/2020

			Hedge Instruments	Hedge Object
	Accounting	Adjustment to	Market	Accounting
Strategies	Value - liability	Market Value	Value	Value
Swap Contracts	1,428,053	1,428,053	1,302,666	1,302,666
Hedge of Securities	1,428,053	1,428,053	1,302,666	1,302,666
Future Contracts	19,500,234	19,500,234	23,447,934	23,447,934
Credit Operations Hedge (1)	19,500,234	19,500,234	23,447,934	23,447,934
(*)	The Bank has cash flow hedging strategies, the objects of which are assets in its portfolio, which is why we demonstrate the liability position of the respective instruments. For structures whose instruments are futures, we show the notional balance, recorded in a memorandum account.

Schedule of Composed of government securities

	2022	2021	2020
Financial Treasury Bills - LFT	18,269,122	31,305,549	4,363,666
National Treasury Bills - LTN	3,291,246	3,751,223	6,155,276
National Treasury Notes - NTN	10,904,676	7,725,538	2,814,274
Total	32,465,044	42,782,310	13,333,215